OTHER LONG-TERM LIABILITIES - Expected Benefit Payments (Details) € in Thousands	Dec. 31, 2024 EUR (€)
Defined Benefit Retirement Indemnity Plans, France
2026	€ 129
2027	85
2028	85
2029	85
2030-2034	408
Total	793
Defined Benefit Retirement Indemnity Plans, Japan
2025	146
2026	137
2027	65
2028	44
2029	17
2030-2034	1,005
Total	€ 1,414